Subsequent Events	12 Months Ended
Mar. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

Note 15 –          Subsequent Events

On April 1, 2015, we issued a convertible note to Southridge Partners II LP for $25,000 for their April, 2015 consulting services.

On April 3, 2015, we issued a promissory note to a current accredited investor for $7,500 which has a maturity date of April 3, 2016. The note bears no interest.

On April 9, 2015, we issued 65,625,000 shares of common stock pursuant to a conversion of the March 1, 2013 convertible note payable for $5,250 at a conversion price of $.00008.

From April 16, 2015 through July 30, 2015, we issued 754,116,580 restricted shares of common stock as payments to previous employees and certain vendors for past due services. This debt restructuring program resulted in the reduction of payables of $1,825,139 and the recording of a gain from debt restructuring for $1,654,914.

On April 17, 2015, we issued 121,562,500 shares of common stock pursuant to a conversion of the April 1, 2013 convertible note payable for $9,725 at a conversion price of $.00008.

On April 17, 2015, we issued a promissory note to a current accredited investor for $7,500 which has a maturity date of April 17, 2016. The note bears no interest.

On April 21, 2015, Alpha Capital Anstalt, Tarpon Bay Partners LLC and the Company (all “shareholders” of ABH) entered into the Purchase Agreement with Harrison, Vickers and Waterman. Inc. (HVWC) pursuant to which the shareholders sold to HVWC all of the outstanding shares of stock of ABH, and ABH thereupon became a wholly owned subsidiary of HVWC. In consideration for the purchase of the shares of common stock of ABH, HVWC issued: (i) to the Company 51 shares of Series B Preferred Stock and the B Warrant to purchase 5,000,000 Common Stock, at an exercise price of $0.075 per share (subject to customary anti-dilution adjustments); (ii) to Alpha, the Secured Convertible Note in the principal amount of $1,619,375, the Alpha Warrant to purchase 1,295,500,000 shares of HVWC’s Common Stock at an exercise price of $0.0025 per share (subject to customary anti-dilution adjustments), and an AIR to purchase up to $3,750,000 in the AIR Note and the AIR Warrant; and (iii) to Tarpon, a Secured Convertible Note in the principal amount of $554,791.67, the Tarpon Warrant to purchase 443,833,333 shares of HVWC’s Common Stock at an exercise price of $0.0025 per share (subject to customary anti-dilution adjustments), and an AIR to purchase up to $1,250,000 in additional notes and corresponding AIR Warrants. In addition, Alpha acquired 32,300 shares of the HVWC’s Series A Preferred Stock (convertible into 32,300,000 shares of the HVWC’s Common Stock) from HVW Holdings LLC (an entity of which Mr. James Giordano, the Company’s prior Chief Executive Officer and Chairman of the Board, is the managing member), subject to the terms of a Purchase Agreement (the “Series A Purchase Agreement”). The Company purchased 87,990,000 shares of Common Stock from HVW Holdings LLC at a price of $65,000, subject to the terms of a Purchase Agreement (the “Common Stock Purchase Agreement”). The Company is now the majority owner of HVWC.

On April 24, 2015, the Company issued a promissory note to a current accredited investor for $7,500 which has a maturity date of April 24, 2016. The note bears no interest.

On April 30, 2015, the Company issued 121,250,000 shares of common stock pursuant to a conversion of the April 1, 2013 convertible note payable for $9,700 at a conversion price of $.00008.

On May 1, 2015, the Company issued a promissory note to a current accredited investor for $7,500 which has a maturity date of May 1, 2016. The note bears no interest.

On May 1, 2015, the Company issued a convertible note to Southridge Partners II LP for $25,000 for their May, 2015 consulting services.

On May 8, 2015, the Company issued a promissory note to a current accredited investor for $16,500 which has a maturity date of May 8, 2016. The note bears no interest.

On May 15, 2015, the Company issued a promissory note to a current accredited investor for $7,500 which has a maturity date of May 15, 2016. The note bears no interest.

On May 20, 2015, the Company issued 106,818,400 shares of common stock pursuant to a conversion of the April, 2014 note for $7,700 and accrued interest of $311 at a conversion price of $.000075.

On May 22, 2015, the Company issued a convertible note to an accredited investor for $7,500 which has a maturity date of May 22, 2016. The note bears no interest.

On May 26, 2015, HVWC, in which Attitude Drinks Incorporated is the majority owner, filed a Form 8-K to change their independent registered public accounting firm effective May 8, 2015 to Scrudato and Co., PA (same registered public accounting firm used by Attitude Drinks Incorporated).

On May 29, 2015, the Company issued a convertible note to an accredited investor for $7,500 which has a maturity date of May 29, 2015. The note bears no interest.

On May 29, 2015, the Company’s majority owned subsidiary, ABH, entered into an operating agreement with New England WOB, LLC for the development of a World of Beer franchise location in Milford, Connecticut.

On June 1, 2015, the Company issued a convertible note to Southridge Partners II LP for $25,000 for their June, 2015 consulting services.

On June 25, 2015, the Company filed a DEF14C filing whereas on June 10, 2015, Attitude obtained the approval by written consent of the holders of a majority of our voting power to approve an amendment to the Certificate of Incorporation of the Corporation to effectuate a reverse stock split of our outstanding shares of common stock by a ratio of not less than 1-for-50 and not greater than 1-for-100 with the Board of Directors to determine the exact ratio, adopt the 2015 Stock Incentive Plan and amend the Certificate of Designations of the Series A Preferred Stock, resulting in 5,000,000 shares of preferred stock being authorized but not designated of the decrease. The Board of Directors has unanimously approved the Amendment, Plan and Decrease with effectiveness 20 calendar days after June 25, 2015.

On July 1, 2015, the Company issued a convertible note to Southridge Partners II LP for $25,000 for their July, 2015 consulting services.

On July 29, 2015, HVWC. which Attitude Drinks Incorporated is the majority owner issued a convertible note in the amount of $80,000 with a maturity date of July 29, 2017 at an interest rate of 10% as well as 64,000 warrants with a life of 7 years and an exercise price of $0.0025.

On August 1, 2015, the Company issued a convertible note to Southridge Partners II LP for $25,000 for their August, 2015 consulting services

On August 12, 2015, the Company filed a Form 8K to list filings with the state of Delaware for a (1) Corrected Restated Certificate of Incorporation (2) Certificate of Amendment to the Certificate of Designations, Powers, Preferences and Rights of Series A Convertible Preferred Stock and (3) Certificate of Designations, Preferences, and Rights of Series C Convertible Preferred Stock.

On August 18, 2015 and August 28, 2015, the Company filed a Form 8K for the exchange of notes payable and past due accrued salaries for shares of Series C Convertible Preferred Stock, warrants equating to the same number of common stock from conversions of Series C Convertible Preferred Stock as well as Additional Investment Rights to purchase same number of Series C Convertible Preferred Stock and corresponding warrants. A total of 4,265 shares of Series C Convertible Preferred Stock were issued for these debt exchanges. Total notes payable, accrued interest payable and accrued salaries and accrued payroll taxes in the total amount of $8,227,452 were taken off the Company’s records with approximately $3,933,051 that was moved to equity accounts for the Series C Convertible Preferred Stock transactions and $4,179,795 recorded of a gain from the debt restructuring program for the forgiveness of approximately one half of the past due liabilities.

Also on August 18, 2015, HVWC which Attitude Drinks Incorporated is the majority owner filed a DEF 14C which the majority of the voting power was received to change the name of Harrison, Vickers and Waterman Inc. to Attitude Beer, Inc. In addition, approval was received to increase the authorized common stock from 2,000,000,000 to 7,500,000,000 as well as the 2015 Stock Incentive Plan. An application has been filed with FINRA to approve these requests.

On September 1, 2015, the Company issued a convertible note to Southridge Partners II LP for $25,000 for their September, 2015 consulting services.